Summary of accounting policies - Additional information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥) Segment	Mar. 31, 2021 JPY (¥)
Accounting Policy [Line Items]
Number of business segments | Segment	3
Net receivables arising from unsettled securities transactions
Net payables arising from unsettled securities transactions	¥ 67,258	¥ 205,211
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	20.00%
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage	50.00%
Limited partnership [Member] | Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	3.00%